                      SUPPLEMENT DATED _____________, 2001,
                          TO THE NOVEMBER 1, PROSPECTUS
                                       FOR
                    LIFESTAGES PREMIUM PLUS VARIABLE ANNUITY
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                   51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


NYLIAC is offering an individual single premium version of the LifeStages(R) Premium Plus Variable Annuity policies ("policies") in the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon, South Carolina and Washington. This supplement modifies the November 1, 2000 prospectus for the Policies to describe the single premium version of the policies.

Please keep this supplement for future reference together with the prospectus. All capitalized terms have the same meaning as those included in the prospectus.

The principal differences between the single premium version and the flexible premium version of the policies are as follows. Under the single premium policies:

            1)    You make only one premium payment;

            2)    There is a lower surrender charge; and

            3) The minimum premium payment is $5,000 for both Qualified and Non-Qualified policies.

Accordingly, for single premium policies, the prospectus is amended in the following respects:

     I.  SINGLE PREMIUM ONLY

     When reading the supplement together with the prospectus, keep in mind that only one premium payment is permitted under the single premium policies and only one Credit will be credited to such premium payment. Exceptions to this rule apply only in cases where part of your purchase payment is funded from another source, such as a 1035 exchange, rollover, or transfer from another institution. In such cases, we may receive parts of your purchase payment on different business days.

     Accordingly, except in the circumstances described above, all references throughout the prospectus to premium payments in the plural (and any Credits thereon) should be read to mean the singular. Further, references to allocations of premium payments (and any Credits thereon) should be read to mean an allocation of the premium payment or any portion thereof (and any Credit thereon). Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy. The Credit Rate is shown on the Policy Data Page of your policy.

     In addition, replace the definition of "Credit" on page 3 of the prospectus, with the following:

         CREDIT--An amount we will apply to your Accumulation Value at the time of your premium payment. The Credit is calculated as a percentage ("Credit Rate") of the premium payment.

     Replace all references to "Payment Year" throughout the prospectus with "Policy Year," and delete the definition of "Payment Year(s)" on page 3.

     Replace question "6." on page 11 with the following:

         6. WHAT IS THE MINIMUM AND MAXIMUM PREMIUM PAYMENT?

         Unless we permit otherwise, the minimum premium payment is $5,000. The maximum premium payment we accept is $1,000,000 without prior approval. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by law for the plan.


     II.  SURRENDER CHARGE

     Under the single premium policies, the surrender charge is as follows:

                                       SURRENDER
                       POLICY YEAR       CHARGE
                       -----------       ------
                            1              8%
                            2              8%
                            3              7%
                            4              6%
                            5              5%
                            6              4%
                            7              3%
                            8              2%
                           9+              0%

     Therefore, all references in the prospectus to the surrender charge, such as in the "Fee Table" on pages 5-9, under question "5." on page 10, under "Selecting the Variable Annuity That's Right for You" on page 19, and under "Charges and Deductions - Amount of Surrender Charges" on page 27,are modified accordingly. Please remember, this supplement lowers only the surrender charge for the single premium version of the policies. All other fees and charges described in the prospectus remain unchanged.

     Also, as a result of the lower surrender charge under the single premium policies, the first expense example in the Fee Table on page 8 is modified as follows:

         You would pay the following expenses on a hypothetical $1,000 investment in each of the Investment Divisions listed, assuming a 5% annual return on assets:

         1. If you surrender your policy at the end of the stated time period:


                                                                            1 YEAR        3 YEARS       5 YEARS       10 YEARS
                                                                            -------       -------       -------       -------
                MainStay VP Capital Appreciation.......................     $ 97.44       $140.61       $175.31       $265.37
                MainStay VP Cash Management............................     $ 96.39       $137.43       $169.92       $253.96
                MainStay VP Convertible................................     $ 98.29       $143.18       $179.69       $274.58
                MainStay VP Government.................................     $ 97.15       $139.74       $173.84       $262.26
                MainStay VP High Yield Corporate Bond..................     $ 96.95       $139.16       $172.85       $260.18
                MainStay VP International Equity.......................     $101.71       $153.49       $197.11       $310.71
                MainStay VP Total Return...............................     $ 97.06       $139.45       $173.36       $261.23
                MainStay VP Value......................................     $ 97.53       $140.89       $175.80       $266.39
                MainStay VP Bond.......................................     $ 96.30       $137.14       $169.42       $252.91
                MainStay VP Growth Equity..............................     $ 96.19       $136.85       $168.93       $251.87
                MainStay VP Indexed Equity.............................     $ 94.96       $133.10       $162.53       $238.23
                American Century Income & Growth.......................     $ 99.62       $147.20       $186.49       $288.78
                Dreyfus Large Company Value............................     $100.57       $150.06       $191.33       $298.82
                Eagle Asset Management Growth Equity...................     $ 99.62       $147.20       $186.49       $288.78
                Lord Abbett Developing Growth..........................     $100.57       $150.06       $191.33       $298.82
                Alger American Small Capitalization....................     $100.10       $148.64       $188.92       $293.81
                Calvert Social Balanced................................     $100.00       $148.35       $188.43       $292.80
                Fidelity VIP Contrafund(R).............................     $ 97.91       $142.04       $177.75       $270.50
                Fidelity VIP Equity-Income.............................     $ 96.95       $139.16       $172.85       $260.18
                Janus Aspen Series Balanced............................     $ 97.91       $142.04       $177.75       $270.50
                Janus Aspen Series Worldwide Growth....................     $ 98.20       $142.90       $179.22       $273.57
                MFS(R) Growth With Income Series.......................     $ 99.90       $148.06       $187.95       $291.80
                MFS(R) Research Series.................................     $ 99.72       $147.49       $186.99       $289.80
                Morgan Stanley UIF Emerging Markets Equity.............     $108.55       $173.86       $231.13       $379.17
                T. Rowe Price Equity Income............................     $ 99.62       $147.20       $186.49       $288.78
                Van Eck Worldwide Hard Assets..........................     $103.52       $158.89       $206.18       $329.26


     Also, as a result of the lower surrender charge under the single premium policies, the Average Annual Total Returns (if surrendered) for the 3 Year and 5 Year periods ended December 31, 1999, on pages 14 and 15 are modified as follows:

                                                                                                                    MAINSTAY VP
                                                    MAINSTAY VP     MAINSTAY VP                                      HIGH YIELD
                                                      CAPITAL          CASH         MAINSTAY VP     MAINSTAY VP       CORPORATE
                INVESTMENT DIVISIONS:               APPRECIATION    MANAGEMENT     CONVERTIBLE      GOVERNMENT           BOND
                ---------------------               ------------    -----------     -----------     ----------       -----------
              PORTFOLIO INCEPTION DATE:                1/29/93        1/29/93        10/1/96          1/29/93            5/1/95
     -------------------------------------------
     AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
     3 Year.....................................       25.37%           1.24%         16.06%           1.59%             5.64%
     5 Year.....................................       25.69%           2.64%         ------           4.45%             -----
     Since Portfolio Inception..................       19.99%           2.63%         16.21%           3.51%             9.34%


                                                    EAGLE ASSET
                                                    MANAGEMENT     LORD ABBETT     CALVERT      ALGER AMERICAN
                                                      GROWTH        DEVELOPING      SOCIAL           SMALL         FIDELITY VIP II
                INVESTMENT DIVISIONS:                 EQUITY          GROWTH       BALANCED      CAPITALIZATION     CONTRAFUND(R)
                ---------------------                 ------        -----------    --------      --------------    ---------------
              PORTFOLIO INCEPTION DATE:               5/1/98          5/1/98         9/2/86          9/20/88            1/3/95
     -------------------------------------------
     AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
     3 Year.....................................       -----           -----          12.52%          19.13%             22.59%
     5 Year.....................................       -----           -----          15.61%          20.23%             ------
     Since Portfolio Inception..................       43.10%           6.22%          9.89%          18.93%             25.32%


                                                                                                            AMERICAN        DREYFUS
              MAINSTAY VP     MAINSTAY VP                                  MAINSTAY  VP    MAINSTAY VP      CENTURY         LARGE
             INTERNATIONAL       TOTAL       MAINSTAY VP    MAINSTAY VP      GROWTH         INDEXED         INCOME &       COMPANY
                EQUITY          RETURN          VALUE          BOND           EQUITY         EQUITY         GROWTH          VALUE
             -------------    -----------    -----------    -----------     -----------    -----------     --------        -------
                5/1/95          1/29/93         5/1/95        1/23/84          1/23/84        1/29/93         5/1/98         5/1/98
                14.77%          17.00%          4.85%          1.76%           24.27%         23.75%          ------         ------
                -----           17.90%         ------          4.80%           24.97%         25.71%          ------         ------
                13.00%          13.90%         11.49%          7.52%           13.78%         19.09%          10.16%         -0.47%


                                                                                         MORGAN
                                                                                         STANLEY
                                            JANUS ASPEN     MFS(R)                          UIF          T. ROWE
            FIDELITY VIP     JANUS ASPEN      SERIES         GROWTH        MFS(R)        EMERGING         PRICE         VAN ECK
               EQUITY-         SERIES        WORLDWIDE     WITH INCOME    RESEARCH        MARKETS         EQUITY        WORLDWIDE
               INCOME         BALANCED        GROWTH         SERIES         SERIES         EQUITY         INCOME       HARD ASSETS
            ------------     -----------    -----------    -----------     --------       --------        -------      -----------
               10/9/86         9/13/93        9/13/93        10/9/95        7/26/95        10/1/96        3/31/94        9/1/89
                11.34%          24.13%         33.89%         15.62%        18.08%         10.51%          9.43%        -9.78%
                16.20%          22.28%         31.16%         ------        ------         ------         16.03%        -1.03%
                11.85%          18.52%         27.52%         18.53%        19.70%          9.04%         15.03%         2.15%

     Also, replace the third paragraph under "Charges and Deductions - Surrender Charges" on page 27 with the following:

         The maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time the premium payment or portion thereof is in your policy before it is withdrawn. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first two Policy Years is 8% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Policy Year, until the eighth Policy Year, after which no charge is made.


     III.  MAINTENANCE OF POLICY VALUE/LAPSE

     Replace the heading of question "8." on page 12 with:

         "8. MAY WE TERMINATE YOUR POLICY?"

     Replace the paragraph under question "8." on page 12, and under "Distributions Under the Policy - Our Right to Cancel" on page 31 with the following:

         If a partial withdrawal, together with any surrender charges, would reduce the Accumulation Value of your policy to less than $2,000, we reserve the right to terminate your policy. We will notify you of our intention to exercise this right 90 days prior to terminating your policy. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

   IV.   MINIMUM PREMIUM PAYMENT

      Replace the first sentence of the fourth paragraph under "Policy Application and Premium Payments" on page 21 with:

            Unless we permit otherwise, the minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies.